Capital Contribution and Partners' Equity (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 09, 2013	Jun. 30, 2015	Dec. 31, 2014
Partners' Capital Notes [Abstract]
Partners' Capital Account, Contributions	$ 1,000
Partners' Capital Account, Return of Contribution Upon Minimum Offering		$ 990	$ 990
Managing Dealer, Selling Commissions, Percentage		6.00%	6.00%
Managing Dealer, Maximum Contingent Incentive Fee on Gross Proceeds		4.00%	4.00%
Limited Liability Company or Limited Partnership, Managing Member or General Partner, Compensation		In addition, pursuant to the Partnership Agreement, the Partnership expects to issue to the Manager 100,000 class B units.	In addition, pursuant to the Partnership Agreement, the Partnership expects to issue to a Manager 100,000 class B units.
Key Provisions of Operating or Partnership Agreement, Description		The Partnership Agreement provides that Payout occurs on the day when the aggregate amount distributed with respect to each of the Units equals $20.00 plus the Payout Accrual. The Partnership Agreement defines “Payout Accrual” as 7% per annum simple interest accrued monthly until paid on the Net Investment Amount outstanding from time to time. The Partnership Agreement defines Net Investment Amount initially as $20.00 per Unit, regardless of the amount paid for the Unit. If at any time the Partnership distributes to holders of Units more than the Payout Accrual, the amount the Partnership distributes in excess of the Payout Accrual will reduce the Net Investment Amount.All distributions made by the Partnership after Payout, which may include all or a portion of the proceeds of the sale of all or substantially all of the Partnership’s assets, will be made as follows:· First, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the Managing Dealer as its contingent, incentive fee until the Managing Dealer receives incentive fees equal to 4% of the gross proceeds of the offering of common units; and then· Thereafter, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the holders of the Units.All items of income, gain, loss and deduction will be allocated to each Partner’s capital account in a manner generally consistent with the distribution procedures outlined above.	The Partnership Agreement provides that Payout occurs on the day when the aggregate amount distributed with respect to each of the Units equals $20.00 plus the Payout Accrual. The Partnership Agreement defines “Payout Accrual” as 7% per annum simple interest accrued monthly until paid on the Net Investment Amount outstanding from time to time. The Partnership Agreement defines Net Investment Amount initially as $20.00 per Unit, regardless of the amount paid for the Unit. If at any time the Partnership distributes to holders of Units more than the Payout Accrual, the amount the Partnership distributes in excess of the Payout Accrual will reduce the Net Investment Amount.All distributions made by the Partnership after Payout, which may include all or a portion of the proceeds of the sale of all or substantially all of the Partnership’s assets, will be made as follows:· First, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the Managing Dealer as its contingent, incentive fee until the Managing Dealer receives incentive fees equal to 4% of the gross proceeds of the offering of common units; and then· Thereafter, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the holders of the Units.The distribution structure under the Partnership Agreement has changed from the December 31, 2013 financial statements.All items of income, gain, loss and deduction will be allocated to each Partner’s capital account in a manner generally consistent with the distribution procedures outlined above.
Unit Subscriptions, Held in Escrow		$ 20,000,000